FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
December 31, 2022
Stock price	$13.36
Exercise price	11.50
Expected term (years)	5.00
Expected volatility	7.74%
Risk-free rate of return	3.99%
Dividend yield	0.00%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

(Thousands)	Westrock Private Warrants
Fair value as of December 31, 2022	$28,342
Change in fair value	(7,400)
Fair value as of March 31, 2023	$20,942

Westrock
(Thousands)	Private Warrants
Fair value as of January 1, 2022	$—
Assumption of warrants	11,618
Change in fair value	16,724
Fair value as of December 31, 2022	$28,342

CIK 0001846136 Riverview Acquisition Corp
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,	December 31,
Description	Level	2022	2021
Assets:
Marketable securities held in Trust Account	1	$250,257,574	$250,035,732

Liabilities:
Warrant liability – Public Warrants	1	$12,092,500	$6,629,871
Warrant liability – Private Placement Warrants	3	$7,241,640	$3,933,105

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2021
Assets:
Marketable securities held in Trust Account	1	$250,035,732

Liabilities:
Warrant liability – Public Warrants	1	$6,629,871
Warrant liability – Private Placement Warrants	3	$3,933,105

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]

	June 30,	December 31,
	2022	2021
	Private Warrants	Private Warrants
Stock price	$9.93	$9.74
Exercise price	$11.50	$11.50
Expected term (in years)	5.0	5.0
Volatility	13.6%	10.7%
Risk-free rate	2.98%	1.25%
Dividend yield	0.0%	0.00%

August 10,
2021 (Initial
Measurement)
Public and Private
Warrants
Stock price	$9.44
Exercise price	$11.50
Expected term (in years)	5.0
Volatility	16.9%
Risk-free rate	0.87%
Dividend yield	0.0%

December 31,
2021
Private Warrants
Stock price	$9.74
Exercise price	$11.50
Expected term (in years)	5.0
Volatility	10.7%
Risk-free rate	1.25%
Dividend yield	0.00%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2022	$3,933,105	$—	$3,933,105
Change in valuation inputs or other assumptions	3,308,535	—	3,308,535
Fair value as of June 30, 2022	$7,241,640	$—	$7,241,640

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of February 4, 2021 (inception)	$—	$—	$—
Initial measurement on August 10, 2021	6,882,000	11,375,000	18,257,000
Change in valuation inputs or other assumptions	(2,948,895)	(3,000,000)	(5,948,895)
Transfer to level 1	—	(8,375,000)	(8,375,000)
Fair value as of December 31, 2021	$3,933,105	$—	$3,933,105